Subsequent Events (Details) - Rudolph [Member] - USD ($) $ in Thousands		1 Months Ended
	Feb. 03, 2016	Mar. 31, 2015
Subsequent Event [Line Items]
Litigation awarded value		$ 15,750
Subsequent Event [Member]
Subsequent Event [Line Items]
Litigation awarded value	$ 14,600